Fees Summary	Nov. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 80,072,270
Previously Paid Amount	0.00
Total Fee Amount	11,057.98
Total Offset Amount	0.00
Net Fee	11,057.98
Narrative - Max Aggregate Offering Price	$ 80,072,270
Final Prospectus	true